Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets [Abstract]
Schedule of Other Current Assets

	December 31,
($ thousands)	2017	2016
Customer financing receivables, net	151,360	109,773
Other receivables	65,891	104,689
Prepaid royalties	59,596	65,375
Value added tax receivable	49,962	37,623
Prepaid expenses	30,977	36,838
Other	49,734	70,429
	407,520	424,727

Schedule of Other Non-Current Assets

	December 31,
($ thousands)	2017	2016
Upfront license fees, net:
Italian Scratch & Win	1,145,998	257,669
Italian Lotto	812,304	804,142
New Jersey	100,730	109,490
Indiana	14,642	16,038
	2,073,674	1,187,339

Prepaid royalties	103,322	138,314
Customer financing receivables, net	74,898	53,962
Prepaid income taxes	72,176	14,309
Other	103,883	103,738
	2,427,953	1,497,662
The upfront license fees are being amortized as follows:

Upfront License Fee	License Term	Amortization Start Date
Italian Scratch & Win	9 years	October 2010
Italian Scratch & Win extension	9 years	October 2019
Italian Lotto	9 years	December 2016
New Jersey	15 years, 9 months	October 2013
Indiana	15 years	July 2013

Schedule of Customer Financing Receivables, net and Activity in the Allowance for Credit Losses
The allowance for customer financing receivables, net are as follows:

	December 31, 2017
		Allowance for
($ thousands)	Gross	credit losses	Net
Current	167,985	(16,625)	151,360
Non-current	77,847	(2,949)	74,898
	245,832	(19,574)	226,258

	December 31, 2016
		Allowance for
($ thousands)	Gross	credit losses	Net
Current	114,677	(4,904)	109,773
Non-current	56,914	(2,952)	53,962
	171,591	(7,856)	163,735

The following table presents the activity in the allowance for credit losses related to customer financing receivables, net:

	December 31,
($ thousands)	2017	2016	2015
Balance at beginning of year	(7,856)	(3,888)	—
Provisions, net	(5,236)	(4,481)	(3,706)
Amounts written off as uncollectible	—	—	20
Foreign currency translation	(159)	513	(59)
Other	(6,323)	—	(143)
Balance at end of year	(19,574)	(7,856)	(3,888)